Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance (in shares) at Dec. 31, 2016	54,530,843	54,530,843
Balance at Dec. 31, 2016	$ 945,174	$ 4,692	$ 438,126	$ 809	$ (86,300)	$ 587,847
Comprehensive income:
Net income	136,226					136,226
Currency translation adjustment	15,771				15,771
Currency impact of long term funding	9,531				9,531
Tax on currency impact of long term funding	149				149
Unrealized capital gain - investments	113				113
Amortization of interest rate hedge	(462)				(462)
Total comprehensive income	161,328				25,102	136,226
Exercise of share options (in shares)		231,074
Exercise of share options	5,872	$ 15	5,857
Issue of restricted share units (in shares)		647,633
Issue of restricted share units	42	$ 42
Share issuance costs	(10)		(10)
Non-cash stock compensation expense	18,701		18,701
Share repurchase program	(108,106)	$ (87)		87		(108,106)
Share repurchase program (in shares)		(1,368,136)
Share repurchase costs	$ (86)					(86)
Balance (in shares) at Jun. 30, 2017	54,041,414	54,041,414
Balance at Jun. 30, 2017	$ 1,029,592	$ 4,662	$ 462,674	$ 896	$ (61,198)	622,558
Comprehensive income:
Cumulative effect adjustment from adoption of ASU 2016-09	$ 6,677					$ 6,677